Property and Equipment, net (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ambulnz, Inc. [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense	$ 1,874,069	$ 1,550,259